Note 42 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Other Operating Income and Expenses
Financial income from non-financial services		€ 244,000,000	€ 258,000,000		€ 458,000,000
Operating Income Adjustments From Hyperinflation	[1]	94,000,000	146,000,000		120,000,000
Rest of other operating income		154,000,000	235,000,000		351,000,000
Total Other operating income (Income Statement)		€ 492,000,000	€ 639,000,000	[2]	€ 929,000,000	[2]

[1]	(*) See Note 2.2.19.
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).